                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-7264

                            Eaton Vance Growth Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                             Date of Fiscal Year End

                                 August 31, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

ANNUAL REPORT AUGUST 31, 2003

EATON VANCE GREATER CHINA GROWTH FUND

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE GREATER CHINA GROWTH FUND as of August 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

THOMAS E. FAUST JR.
PRESIDENT

Eaton Vance Greater China Growth Fund Class A shares had a total return of 22.86% for the year ended August 31, 2003. That return was the result of an increase in net asset value per share (NAV) from $8.31 on August 31, 2002 to $10.21 on August 31, 2003.(1)

Class B shares had a total return of 22.00% for the same period, the result of an increase in NAV from $7.32 on August 31, 2002 to $8.93 on August 31, 2003.(1) Class C shares had a total return of 21.93% for the same period, the result of an increase in NAV from $4.97 on August 31, 2002 to $6.06 on August 31, 2003.(1)

The Morgan Stanley Capital International (MSCI) All Country Far East Free ex-Japan Index - a broad-based, unmanaged index of common stocks traded in developed and emerging markets of the China region - had a return of 16.90% for the year ended August 31, 2003.(2) The MSCI Golden Dragon Index - a broad-based, unmanaged index of common stocks traded in China, Hong Kong and Taiwan - had a return of 21.05% for the same period.(2)


IN CHINA, THE TRANSFER OF POWER IS ACCOMPANIED BY THE SARS CRISIS...

In March 2003, China witnessed the transfer of power, as President Jiang Zemin handed that office to Hu Jintao, and Premier Zhu Rongi was succeeded by Vice-Premier Wen Jiabao. The new China leadership immediately faced a major crisis in an outbreak of Severe Acute Respiratory Syndrome (SARS). At first blush, the epidemic appeared to threaten the Region's economic recovery, with the World Health Organization issuing travel warnings to persons planning travel to China. Fortunately, the epidemic appears to have been contained and the impact of SARS on the economy seems to have been short-lived.


CHINA IS ONCE AGAIN POSTING IMPRESSIVE ECONOMIC GROWTH...

China's rebound from the epidemic has been startling. In July, retail sales jumped nearly 10% from a year earlier. The surge in China's exports resumed, rising 30.6% in July over levels of a year earlier. Foreign direct investment continued to pour into China, reaching $33 billion through the first seven months of 2003. And in Guangdong Province - one of China's marquee enterprise zones - residential construction has risen by 70% in 2003. These figures provide ample testimony to mainland China's spirited economic recovery.

The Chinese government has also begun initiatives to promote the Hong Kong economy, including a Close Economic Partnership Agreement, which is aimed at closer economic cooperation and promoting further growth. In the following pages, portfolio manager Pamela Chan discusses the eventful year just ended and discusses its impact on the Fund.

                                        Sincerely,


                                        /s/ Thomas E. Faust

                                        Thomas E. Faust
                                        President
                                        October 8, 2003


FUND INFORMATION
as of August 31, 2003

PERFORMANCE(3)                                    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                            22.86%     22.00%     21.93%
Five Years                                           8.28       7.57       7.51
Ten Years                                           -0.88      -1.52       N.A.
Life of Fund+                                        1.22      -0.98      -5.02

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                            15.76%     17.00%     20.93%
Five Years                                           7.00       7.27       7.51
Ten Years                                           -1.46      -1.52       N.A.
Life of Fund+                                        0.67      -0.98      -5.02

+ Inception Dates - Class A: 10/28/92; Class B: 6/7/93; Class C: 12/28/93

TEN LARGEST HOLDINGS(4)
----------------------------------------------------
Taiwan Semiconductor Manufacturing Co.          5.4%
CLP Holdings Ltd.                               3.7
Chinatrust Financial Holding Co. Ltd.           3.5
China Telecom Corp., Ltd.                       3.5
Denway Motors, Ltd.                             3.2
CNOOC, Ltd.                                     3.1
Hong Kong and China Gas, Ltd.                   3.1
Hutchison Whampoa, Ltd.                         2.9
Swire Pacific, Ltd. - Class A                   2.9
Fountain Set Holdings Ltd.                      2.7

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares.

(2) It is not possible to invest directly in an Index. Calculations for MSCI Index use net dividends, which reflect the deduction of withholding taxes.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% redemption fee. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

(4) Ten largest holdings accounted for 34.0% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE GREATER CHINA GROWTH FUND as of August 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF PAMELA CHAN]

PAMELA CHAN
PORTFOLIO MANAGER

AN INTERVIEW WITH PAMELA CHAN OF LLOYD GEORGE MANAGEMENT, INVESTMENT ADVISER TO GREATER CHINA GROWTH PORTFOLIO.

Q: PAMELA, THIS HAS BEEN A MOST EVENTFUL YEAR WITHIN THE CHINA REGION. HOW WOULD YOU DESCRIBE THE ECONOMIC CLIMATE IN RECENT MONTHS?

A: China's economy has continued to post strong growth in 2003. Following an 8% GDP growth rate in 2002, China's economy rose 8.2% in the first half of 2003, a very impressive performance. Export growth has been especially noteworthy, rising 30% above levels of last year, and the strong export demand has lifted industrial output. That performance is even more impressive in light of the SARS crisis that shadowed the economy in the second quarter. Despite the SARS-induced dip in mid-quarter, the economy quickly regained momentum and is expected to meet the government's full-year growth targets.

     The Hong Kong economy, hard-hit by the SARS outbreak, has enjoyed a more modest post-SARS rebound, with trade growth and retail sales showing some improvement. Hong Kong has generally registered sluggish growth in the past year, suffering from deflation, a higher-than-expected budget deficit, high unemployment and low consumer confidence.

     Elsewhere, Taiwan has also seen unemployment rise close to an all-time high, as its trade-dependent manufacturing sector has suffered from declining exports in recent years. However, one bright note was sounded by recent reports that some of Taiwan's contract semiconductor manufacturers have reported improving business conditions in recent months. Taiwan would clearly benefit from stronger global demand for semiconductors and by a more robust U.S. economy.

Q: WHAT EFFECT DID THE SARS OUTBREAK HAVE ON THE CHINA REGION'S ECONOMY AND ITS MARKETS?

A: The SARS crisis had a severe, albeit short-term, effect on the region's economy. In addition to increased health care costs, the epidemic led to selective quarantines, factory closings, reduced manufacturing activity and a falloff in tourism. The impact on areas such as airlines, hotels and retail sectors was fairly dramatic, and economists suggested that the outbreak could reduce GDP growth for the region.

     Understandably, the outbreak also had a negative impact on the financial markets for several months. However, as the situation was gradually brought under control, stock prices on the region's markets quickly rebounded and investors once again directed their concerns toward underlying fundamentals.

     One unexpected outcome of the crisis was a demonstration of unprecedented transparency by China's new leadership. Officials who had earlier attempted to cover up the dimensions of


FIVE LARGEST INDUSTRY WEIGHTINGS(1)
By total net assets

DIVERSIFIED OPERATIONS                       10.9%
SEMICONDUCTORS/INTEGRATED CIRCUITS            6.5%
ELECTRIC - INTEGRATED                         6.4%
BANKS                                         5.7%
DIVERSIFIED FINANCIAL SERVICES                4.5%

REGIONAL DISTRIBUTION(1)
As a percentage of common stock investments

MALAYSIA                 1.0%
HONG KONG               42.2%
TAIWAN                  27.3%
CHINA                   27.0%
SINGAPORE                1.5%
SOUTH KOREA              1.0%

(1) Because the Fund is actively managed, Industry Weightings and Regional Distribution are subject to change. All data as of 8/31/03.

     the crisis were summarily dismissed, and the new leadership indicated it would take resolute actions to halt the spread of the disease, while pledging cooperation with the World Health Organization, as well as with Hong Kong health officials.

Q:   WHERE HAVE YOU BEEN FOCUSING THE PORTFOLIO'S INVESTMENTS IN RECENT MONTHS?

A: From a country standpoint, as of August 31, 2003, 42.2% of the Portfolio's investments were in Hong Kong, Another 27.3% of the Portfolio was invested in Taiwan, with 27.0% in mainland China. From a sector standpoint, the Portfolio's largest weighting was diversified operations, at 10.9%, followed by semiconductors, at 6.5% and integrated electric companies, at 6.4%.

     A significant portion of the Portfolio's Hong Kong investments again consisted of China-based companies that are listed on the Hong Kong market. These companies have had a very strong run in the past fiscal year and our overweighting in these companies contributed significantly to the Fund's performance. However, despite their strong showing, we believe that the valuations of these companies still appear reasonable for three reasons. First, companies are becoming increasingly focused on profitability rather than on simply gaining market share; second, given China's rapid economic growth, we believe many companies offer very attractive earnings growth; and third, China's corporate governance is improving dramatically, which has been increasing investor confidence.

Q: IN SEEKING LONG-TERM CAPITAL APPRECIATION, HAVE ANY OVERALL INVESTMENT TRENDS EMERGED IN RECENT MONTHS?

A: Three investment trends have emerged in recent months. First, we've identified companies that we believe are beneficiaries of the trend toward outsourcing. Many of these companies have used China as a production base to expand their market presence in Asia. Second, we've identified companies that we believe are benefiting from increasing domestic demand and the growing affluence of the Chinese consumer. Finally, we've emphasized companies that have benefited from the recent restructurings that have dramatically altered industries, such as electric power generation and the banking industry.

Q: YOU INDICATED THAT OUTSOURCING HAS EMERGED AS AN INVESTMENT TREND. COULD YOU EXPAND ON THAT IDEA?

A: Certainly. In a competitive global marketplace, pricing flexibility is increasingly hard to find. That means that producers are under growing pressure to contain costs in order to maintain margins. Many foreign companies - in the U.S. and elsewhere - have turned to outsourcing in order to reduce their manufacturing costs. Some Greater China manufacturers have been beneficiaries of this trend in recent years, as foreign companies have recognized the capability of Asian companies to produce quality goods with a low cost structure.

     The Portfolio found several ways to take advantage of this trend, such as textile manufacturers and producers of power tools and household products. The Portfolio's outsourcing companies include among their customers some of the leading U.S.-based retailers and apparel companies.

Q: YOU ALSO SAID THAT THE PORTFOLIO EMPHASIZED COMPANIES BENEFITING FROM THE INCREASING AFFLUENCE OF THE CHINESE CONSUMER. WHAT SORT OF COMPANIES?

A: One key area where China's increasing consumer affluence has been evident was in the sharp rise in auto sales. The Portfolio had an investment in one of China's most successful auto joint ventures, a company that has been able to utilize the manufacturing and marketing expertise of its Japanese partner.

     The Portfolio also had investments in some conglomerates with exposure to China's growing retail sector. We believe these companies are in a position to participate in the consumers' growing appetite for apparel, household products and specialty foods.

     Finally, an offshoot of the rise in auto sales has been a sharp increase in investment toward China's expressways and highway system. Interestingly, this trend echos U.S. history during the 1950s, when the U.S. began its interstate highway system, ushering in greater mobility and the era of the automobile.

     The same factors appear to be in place in China, as China has been building and expanding its highway system and expressways to accommodate the rising number of automobiles. Among the Portfolio's largest investments were companies that build and operate expressways and toll roads. These companies benefit, not only from rising auto volumes, but also from the increasing transport of goods and equipment needed to power China's economic growth.

Q: YOU ALSO SUGGESTED THAT THE PORTFOLIO HAD FOCUSED ON COMPANIES IN RESTRUCTURED INDUSTRIES. CAN YOU GIVE AN EXAMPLE?

A: The region's banking industry has undergone a remarkable transformation since the financial crisis of 1998 threatened to unravel the banking infrastructure. The changes have been very evident among Taiwan-based banks. While never burdened by non-performing assets to the extent of some other nations, Taiwan's banks nonetheless have benefited from greater rationalization. In addition to improving asset quality, the banks have reduced costs, eliminated duplicate branches, modernized accounting systems and generally streamlined operations - moves that have resulted in major savings. In addition, Taiwan's government has encouraged increased transparency and industry consolidation. These trends have been applauded by investors and pushed stock prices higher.

Q: DID THE SARS OUTBREAK HAVE ANY IMPACT ON YOUR INVESTMENT DECISIONS FOR THE PORTFOLIO?

A: We maintained our investment disciplines and continued to pursue opportunities for long-term appreciation. The Portfolio was, however, able to take advantage of some situations in which we believe the market had overreacted to the SARS crisis and unduly punished selected stocks. For example, as I noted earlier, the tourism business witnessed a sharp decline in visitor volumes in the immediate aftermath of the outbreak. How-ever, because we believed that investors were exaggerating the outbreak's long-term impact on some companies in the sector, we purchased shares in quality hotel companies that operate in Asia and Greater China. When it became apparent that the disease was under control, visitor volumes started to recover to normal levels. Moreover, we believe that the region has come through the SARS crisis in good shape, with investors' attention once again focused on the region's growth potential.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GREATER CHINA GROWTH FUND CLASS A VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL GOLDEN DRAGON INDEX AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY FOR EAST FREE EX-JAPAN INDEX*


                    AUGUST 31, 1993 - AUGUST 31, 2003

                   EATON VANCE        FUND,        MSCI ALL COUNTRY
                  GREATER CHINA     INCLUDING          FAR EAST           MSCI
                   GROWTH FUND,      MAXIMUM         FREE EX-JAPAN     GOLDEN DRAGON
     DATE            CLASS A       SALES CHARGE          INDEX            INDEX
--------------------------------------------------------------------------------
      8/31/1993       10,000          10,000             10,000          I
      9/30/1993       10,225           9,637             10,214          I
     10/31/1993       11,703          11,030             11,916          I
     11/30/1993       11,871          11,188             11,664          V
     12/31/1993       14,227          13,409             14,154
      1/31/1994       13,245          12,483             13,695
      2/28/1994       12,592          11,868             12,927
      3/31/1994       11,085          10,448             11,621
      4/30/1994       11,230          10,584             12,150
      5/31/1994       11,746          11,070             12,690
      6/30/1994       11,037          10,402             12,104
      7/31/1994       11,778          11,101             12,765
      8/31/1994       12,656          11,928             13,716
      9/30/1994       12,560          11,837             13,394
     10/31/1994       12,511          11,792             13,694
     11/30/1994       11,359          10,706             12,568
     12/31/1994       11,256          10,608             12,372
      1/31/1995       10,039           9,462             11,218
      2/28/1995       10,891          10,264             12,156
      3/31/1995       11,045          10,409             12,191
      4/30/1995       10,899          10,272             12,317
      5/31/1995       11,888          11,204             13,374
      6/30/1995       11,702          11,028             13,184
      7/31/1995       12,050          11,357             13,606
      8/31/1995       11,539          10,875             13,150
      9/30/1995       11,726          11,051             13,315
     10/31/1995       11,458          10,799             13,111
     11/30/1995       11,207          10,562             13,054
     12/31/1995       11,653          10,982             13,609
      1/31/1996       12,788          12,052             14,654
      2/29/1996       12,585          11,861             14,714
      3/31/1996       12,456          11,739             14,801
      4/30/1996       12,731          11,999             15,266
      5/31/1996       12,845          12,106             15,107
      6/30/1996       12,504          11,785             14,791
      7/31/1996       11,726          11,051             13,854
      8/31/1996       12,148          11,449             14,016
      9/30/1996       12,488          11,770             14,213           10,000
     10/31/1996       12,407          11,693             14,114           10,205
     11/30/1996       13,258          12,496             14,755           10,983
     12/31/1996       13,500          12,723             14,709           11,019
      1/31/1997       13,674          12,887             14,849           10,970
      2/28/1997       14,073          13,264             15,006           11,148
      3/31/1997       13,217          12,456             14,311           10,599
      4/30/1997       13,524          12,746             14,216           10,944
      5/31/1997       15,030          14,165             14,797           11,735

      6/30/1997       16,494          15,545             15,337           12,602
      7/31/1997       17,093          16,109             15,413           13,484
      8/31/1997       15,884          14,970             13,022           12,122
      9/30/1997       15,229          14,353             13,117           12,135
     10/31/1997       10,709          10,093             10,484            8,903
     11/30/1997       10,252           9,662              9,889            8,814
     12/31/1997       10,144           9,560              9,677            8,945
      1/31/1998        8,673           8,174              9,238            7,919
      2/28/1998       10,700          10,084             10,638            9,542
      3/31/1998       10,449           9,848             10,524            9,240
      4/30/1998        9,507           8,960              9,820            8,298
      5/31/1998        8,251           7,777              8,594            7,282
      6/30/1998        7,606           7,168              7,908            6,851
      7/31/1998        7,077           6,669              7,780            6,458
      8/31/1998        6,153           5,799              6,670            5,760
      9/30/1998        6,924           6,526              7,237            6,581
     10/31/1998        8,009           7,549              8,503            8,303
     11/30/1998        8,180           7,709              9,141            8,453
     12/31/1998        7,920           7,464              9,250            8,065
      1/31/1999        7,220           6,805              8,939            7,593
      2/28/1999        7,175           6,762              8,767            7,746
      3/31/1999        7,677           7,236              9,753            8,683
      4/30/1999        9,175           8,647             12,007           10,277
      5/31/1999        8,754           8,250             11,513            9,575
      6/30/1999       10,431           9,831             13,494           10,954
      7/31/1999        9,947           9,374             12,958           10,242
      8/31/1999       10,225           9,636             13,169           10,718
      9/30/1999        9,588           9,036             12,112           10,191
     10/31/1999       10,036           9,459             12,698           10,632
     11/30/1999       11,597          10,930             13,977           11,538
     12/31/1999       12,709          11,978             14,984           12,621
      1/31/2000       12,844          12,105             14,650           12,687
      2/29/2000       13,866          13,068             13,865           12,884
      3/31/2000       14,942          14,083             14,531           13,288
      4/30/2000       12,539          11,817             13,352           11,965
      5/31/2000       11,956          11,268             12,286           11,220
      6/30/2000       12,871          12,130             12,870           11,538
      7/31/2000       12,924          12,181             12,399           11,755
      8/31/2000       12,727          11,995             12,250           11,460
      9/30/2000       11,435          10,778             10,831           10,132
     10/31/2000       10,530           9,924              9,984            9,280
     11/30/2000       10,099           9,518              9,489            8,657
     12/31/2000       10,180           9,594              9,468            8,836
      1/31/2001       11,220          10,575             10,740           10,005
      2/28/2001       10,494           9,890             10,218            9,477
      3/31/2001        9,391           8,850              9,127            8,687
      4/30/2001        9,731           9,171              9,162            8,591
      5/31/2001        9,579           9,028              9,110            8,374
      6/30/2001        9,211           8,681              8,916            8,122
      7/31/2001        8,601           8,106              8,574            7,609
      8/31/2001        7,740           7,295              8,436            7,144
      9/30/2001        6,763           6,374              7,094            6,009

     10/31/2001        7,220           6,805              7,458            6,352
     11/30/2001        8,009           7,549              8,487            7,164
     12/31/2001        8,413           7,929              9,256            7,881
      1/31/2002        8,637           8,140              9,635            7,842
      2/28/2002        8,449           7,963              9,660            7,562
      3/31/2002        8,790           8,284             10,361            8,105
      4/30/2002        8,933           8,419             10,510            8,287
      5/31/2002        8,987           8,470             10,305            8,023
      6/30/2002        8,377           7,895              9,749            7,500
      7/31/2002        7,875           7,422              9,390            7,126
      8/31/2002        7,453           7,024              9,182            6,815
      9/30/2002        6,861           6,467              8,138            6,121
     10/31/2002        6,996           6,593              8,575            6,464
     11/30/2002        7,220           6,805              9,007            6,746
     12/31/2002        7,041           6,636              8,388            6,322
      1/31/2003        7,337           6,915              8,488            6,671
      2/28/2003        7,256           6,838              8,103            6,297
      3/31/2003        7,086           6,678              7,732            6,071
      4/30/2003        7,014           6,610              8,014            6,006
      5/31/2003        7,785           7,337              8,709            6,609
      6/30/2003        8,117           7,650              9,214            6,910
      7/31/2003        8,709           8,208             10,002            7,547
      8/31/2003        9,157           8,631             10,734            8,289

     PERFORMANCE                                       CLASS A    CLASS B    CLASS C
     --------------------------------------------------------------------------------
     Average Annual Total Returns (at net asset value)

     One Year                                            22.86%     22.00%     21.93%
     Five Years                                           8.28       7.57       7.51
     Ten Years                                           -0.88      -1.52       N.A.
     Life of Fund+                                        1.22      -0.98      -5.02

     SEC Average Annual Total Returns (including sales charge or applicable CDSC)

     One Year                                            15.76%     17.00%     20.93%
     Five Years                                           7.00       7.27       7.51
     Ten Years                                           -1.46      -1.52       N.A.
     Life of Fund+                                        0.67      -0.98      -5.02

     + Inception Dates - Class A: 10/28/92; Class B: 6/7/93; Class C: 12/28/93


* Source: Thomson Financial. Investment operations commenced 10/28/92. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less their original cost.

   The performance chart above compares the Fund's total return with that of a broad-based securities market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Morgan Stanley Capital International All Country Far East Free ex-Japan Index - a broad-based index of common stocks traded in the Asian markets and the Morgan Stanley Capital International Golden Dragon Index - a broad-based index of common stocks traded in China, Hong and Taiwan. Beginning with this report, the Fund's it primary benchmark has been changed to the MSCI Golden Dragon Index, because more closely represents the Fund's investment universe. In accordance with Securities and Exchange Commission regulations, we are including both indexes in this report. For the period from 8/31/93-12/31/98, the MSCI All Country Far East Free ex-Japan Index data were calculated using GROSS dividends, without consideration for taxes; from 12/31/98-8/31/03, the Index data were calculated using dividends NET of taxes. The calculation of dividends net of taxes was first available on 12/31/98. The Index line on the chart reflects that adjustment. The MSCI Golden Dragon Index commenced on September 30, 1996; for the period from 9/30/96-12/31/00, the MSCI Golden Dragon Index data was calculated using gross dividends, without consideration for taxes; from 12/31/00-8/31/03, the Index data was calculated using dividends net of taxes. The calculation of dividends net of taxes was first available on 12/31/00. The Index line on the chart reflects that adjustment. A $10,000 investment in the Fund's Class B shares on 6/7/93 at net asset value would have been worth $9,045 on August 31, 2003. A $10,000 investment in the Fund's Class C shares on 12/28/93 at net asset value would have been worth $6,075 on August 31, 2003. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Indices' total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. It is not possible to invest directly in an Index.

   Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect applicable contingent deferred sales charge (CDSC).

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
------------------------------------------------------
Investment in Greater China Growth
   Portfolio, at value
   (identified cost, $58,799,104)         $ 71,828,664
Receivable for Fund shares sold                192,082
------------------------------------------------------
TOTAL ASSETS                              $ 72,020,746
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $     63,622
Payable to affiliate for distribution
   and service fees                             15,080
Payable to affiliate for Trustees' fees            333
Accrued expenses                                96,316
------------------------------------------------------
TOTAL LIABILITIES                         $    175,351
------------------------------------------------------
NET ASSETS                                $ 71,845,395
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $112,837,196
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (53,870,081)
Accumulated net investment loss               (151,280)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         13,029,560
------------------------------------------------------
TOTAL                                     $ 71,845,395
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 30,891,754
SHARES OUTSTANDING                           3,026,788
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.21
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.21)      $      10.83
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 37,281,848
SHARES OUTSTANDING                           4,176,323
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.93
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  3,671,793
SHARES OUTSTANDING                             606,123
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.06
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $78,805)             $ 1,832,466
Interest allocated from Portfolio              11,167
Expenses allocated from Portfolio            (732,360)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 1,111,273
-----------------------------------------------------
Expenses
-----------------------------------------------------
Management fee                            $   145,539
Trustees' fees and expenses                     2,481
Distribution and service fees
   Class A                                    121,309
   Class B                                    313,412
   Class C                                     26,728
Transfer and dividend disbursing agent
   fees                                       344,048
Printing and postage                           71,850
Registration fees                              51,100
Legal and accounting services                  17,392
Custodian fee                                  16,866
Miscellaneous                                  13,786
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,124,511
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    15,816
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    15,816
-----------------------------------------------------

NET EXPENSES                              $ 1,108,695
-----------------------------------------------------

NET INVESTMENT INCOME                     $     2,578
-----------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (net of
      foreign tax $21,957) (identified
      cost basis)                         $(5,187,498)
   Foreign currency transactions             (101,953)
-----------------------------------------------------
NET REALIZED LOSS                         $(5,289,451)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $17,479,019
   Foreign currency                            (4,635)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $17,474,384
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $12,184,933
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $12,187,511
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003  AUGUST 31, 2002
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $         2,578  $      (563,195)
   Net realized gain (loss)                    (5,289,451)       1,593,951
   Net change in unrealized
      appreciation (depreciation)              17,474,384       (2,309,435)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    12,187,511  $    (1,278,679)
--------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $    15,729,658  $    26,318,331
      Class B                                   4,759,370        3,713,802
      Class C                                  10,943,709       20,035,876
   Cost of shares redeemed
      Class A                                 (15,248,258)     (32,533,209)
      Class B                                  (6,629,497)     (11,568,264)
      Class C                                 (10,831,188)     (20,798,911)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    (1,276,206) $   (14,832,375)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    10,911,305  $   (16,111,054)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    60,934,090  $    77,045,144
--------------------------------------------------------------------------
AT END OF YEAR                            $    71,845,395  $    60,934,090
--------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------
AT END OF YEAR                            $      (151,280) $       (29,433)
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  CLASS A
                                  -----------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------------
                                    2003(1)        2002(1)        2001(1)        2000(1)        1999(1)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 8.310        $ 8.630        $14.190        $11.400        $ 6.860
---------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------
Net investment income (loss)        $ 0.026        $(0.042)       $(0.045)       $(0.069)       $ 0.012
Net realized and unrealized
   gain (loss)                        1.862         (0.278)        (5.515)         2.859          4.528
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 1.888        $(0.320)       $(5.560)       $ 2.790        $ 4.540
---------------------------------------------------------------------------------------------------------

REDEMPTION FEES ADDED TO PAID
   IN CAPITAL(2)                    $ 0.012        $    --        $    --        $    --        $    --
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.210        $ 8.310        $ 8.630        $14.190        $11.400
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       22.86%         (3.71)%       (39.18)%        24.47%         66.18%
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $30,892        $25,091        $31,649        $66,428        $65,299
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         3.07%          2.68%          2.42%          2.30%          2.33%
   Expenses after custodian
      fee reduction(3)                 2.87%          2.37%          2.20%          2.08%          2.14%
   Net investment income
      (loss)                           0.31%         (0.46)%        (0.40)%        (0.51)%         0.13%
Portfolio Turnover of the
   Portfolio                            114%           155%            35%            34%            57%
---------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2)  Calculated based on average shares outstanding during the period.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  CLASS B
                                  -----------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------------
                                    2003(1)        2002(1)        2001(1)        2000(1)        1999(1)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 7.320        $ 7.660        $12.710        $10.260        $ 6.200
---------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------
Net investment loss                 $(0.016)       $(0.078)       $(0.092)       $(0.120)       $(0.049)
Net realized and unrealized
   gain (loss)                        1.626         (0.262)        (4.958)         2.570          4.109
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 1.610        $(0.340)       $(5.050)       $ 2.450        $ 4.060
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 8.930        $ 7.320        $ 7.660        $12.710        $10.260
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       21.99%         (4.44)%       (39.73)%        23.88%         65.48%
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $37,282        $32,946        $41,907        $90,742        $92,860
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         3.57%          3.18%          2.93%          2.77%          2.83%
   Expenses after custodian
      fee reduction(3)                 3.37%          2.87%          2.71%          2.55%          2.64%
   Net investment loss                (0.22)%        (0.96)%        (0.91)%        (0.97)%        (0.59)%
Portfolio Turnover of the
   Portfolio                            114%           155%            35%            34%            57%
---------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  CLASS C
                                  -----------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------------
                                    2003(1)        2002(1)        2001(1)        2000(1)        1999(1)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 4.970        $ 5.210        $ 8.640        $ 6.980        $ 4.220
---------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------
Net investment loss                 $(0.008)       $(0.049)       $(0.063)       $(0.083)       $(0.039)
Net realized and unrealized
   gain (loss)                        1.098         (0.191)        (3.367)         1.743          2.799
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 1.090        $(0.240)       $(3.430)       $ 1.660        $ 2.760
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 6.060        $ 4.970        $ 5.210        $ 8.640        $ 6.980
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       21.93%         (4.61)%       (39.70)%        23.78%         65.40%
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 3,672        $ 2,897        $ 3,489        $ 8,851        $ 8,158
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         3.57%          3.18%          2.92%          2.80%          2.83%
   Expenses after custodian
      fee reduction(3)                 3.37%          2.87%          2.70%          2.58%          2.64%
   Net investment loss                (0.15)%        (0.89)%        (0.91)%        (0.99)%        (0.69)%
Portfolio Turnover of the
   Portfolio                            114%           155%            35%            34%            57%
---------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at August 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2003, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2011, August 31, 2008 and August 31, 2007 ($3,315,639, $1,617,906 and $47,540,665), respectively. Additionally, at
   August 31, 2003, the Fund had net capital losses of $1,641,995 attributable to security transactions incurred after October 31, 2002.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                YEAR ENDED AUGUST 31,
                                              --------------------------
    CLASS A                                       2003          2002
    --------------------------------------------------------------------
    Sales                                       1,857,411     2,857,006
    Redemptions                                (1,848,777)   (3,505,388)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                         8,634      (648,382)
    --------------------------------------------------------------------

                                                YEAR ENDED AUGUST 31,
                                              --------------------------
    CLASS B                                       2003          2002
    --------------------------------------------------------------------
    Sales                                         626,084       452,382
    Redemptions                                  (948,779)   (1,423,146)
    --------------------------------------------------------------------
    NET DECREASE                                 (322,695)     (970,764)
    --------------------------------------------------------------------

                                                YEAR ENDED AUGUST 31,
                                              --------------------------
    CLASS C                                       2003          2002
    --------------------------------------------------------------------
    Sales                                       2,234,319     3,548,814
    Redemptions                                (2,210,671)   (3,636,054)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                        23,648       (87,240)
    --------------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the year ended August 31, 2003, the Fund received $36,146 in redemption fees on Class A shares.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the year ended August 31, 2003, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $145,539. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended August 31, 2003, EVM was paid $26,619. The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $6,100 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2003. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively the Plans), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to both Class B and Class C shares and an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A shares average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered distribution charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of uncovered distribution charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued approximately $66,295,

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   $234,984 and $20,046 for Class A, Class B, and Class C shares, respectively to or payable to EVD for the year ended August 31, 2003, representing approximately 0.27%, 0.75%, and 0.75% of the average daily net assets for Class A, Class B, and Class C shares, respectively. At August 31, 2003, the amount of uncovered distribution charges EVD calculated under the Plan was approximately $2,027,000 and $6,244,000 for Class B and Class C shares, respectively.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Class B and Class C Plans authorize the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B and Class C shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. Service fee payments for the year ended August 31, 2003 amounted to approximately $55,014, $78,428 and $6,682 for Class A, Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of uncovered distribution charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no uncovered distribution charges exist will be credited to the Fund. EVD received approximately $23,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended August 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $31,293,604 and $34,159,696, respectively, for the year ended August 31, 2003.

8 Shareholder Meeting (Unaudited)
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003. The items considered at the meeting are set forth below.

   ITEM 1: To elect Trustees of the Trust.

   The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                       3,570,948   295,871
    Donald R. Dwight                            3,568,634   298,186
    James B. Hawkes                             3,570,699   296,121
    Samuel L. Hayes, III                        3,373,790   493,030
    William H. Park                             3,577,524   289,295
    Norton H. Reamer                            3,571,447   295,372
    Lynn A. Stout                               3,572,149   294,670

   Each nominee was also elected a Trustee of the Portfolio. In addition, the following persons were elected as Portfolio Trustees:

    Edward K.Y. Chen                            3,573,653   293,166
    Hon. Robert Lloyd George                    3,571,395   295,425

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   ITEM 2: (A) To amend the Fund's restriction on borrowing.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                2,671,106

    AGAINST                                      469,652

    ABSTAIN                                      274,774

    BROKER NON-VOTES                             451,287

   (B) To eliminate the Fund's restriction on pledging assets.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,614,131

    AGAINST                                       519,630

    ABSTAIN                                       281,771

    BROKER NON-VOTES                              451,287

   (C) To amend the Fund's restriction relating to purchases on margin.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,595,556

    AGAINST                                       529,896

    ABSTAIN                                       290,080

    BROKER NON-VOTES                              451,287

   (D) To eliminate the Fund's restriction on short sales.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,633,818

    AGAINST                                       509,780

    ABSTAIN                                       271,934

    BROKER NON-VOTES                              451,287

   (E) To eliminate the Fund's restriction on investing in other investment companies.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,688,578

    AGAINST                                       440,528

    ABSTAIN                                       286,427

    BROKER NON-VOTES                              451,287

   (F) To eliminate the Fund's restriction on investing in issuers that have common trustees, officers or shareholders with the Fund.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,632,833

    AGAINST                                       509,149

    ABSTAIN                                       273,550

    BROKER NON-VOTES                              451,287

   (G) To amend the Fund's restriction on underwriting.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,685,261

    AGAINST                                       425,233

    ABSTAIN                                       305,037

    BROKER NON-VOTES                              451,287

   (H) To amend the Fund's restriction on lending.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,647,927

    AGAINST                                       483,870

    ABSTAIN                                       283,735

    BROKER NON-VOTES                              451,287

   (I) To amend the Fund's restriction on concentrating in any particular industry.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,739,222

    AGAINST                                       413,882

    ABSTAIN                                       262,428

    BROKER NON-VOTES                              451,287

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   (J) To eliminate the Fund's restriction on investing for control.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,728,868

    AGAINST                                       405,922

    ABSTAIN                                       280,742

    BROKER NON-VOTES                              451,287

   (K) To amend the Fund's restriction on investing in real estate.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,836,238

    AGAINST                                       318,437

    ABSTAIN                                       260,857

    BROKER NON-VOTES                              451,287

   (L) To eliminate the Fund's restriction on investing in physical commodities.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,692,433

    AGAINST                                       444,994

    ABSTAIN                                       278,106

    BROKER NON-VOTES                              451,287

   (M) To eliminate the Fund's restriction on transactions with certain affiliates.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,640,384

    AGAINST                                       487,212

    ABSTAIN                                       287,937

    BROKER NON-VOTES                              451,287

   (N) To eliminate the Fund's restriction on investments relating to oil, gas or other mineral leases.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,804,757

    AGAINST                                       352,071

    ABSTAIN                                       258,705

    BROKER NON-VOTES                              451,287

   (O) To approve a new investment restriction relating to investing in investment companies.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,754,003

    AGAINST                                       377,876

    ABSTAIN                                       283,654

    BROKER NON-VOTES                              451,287

   ITEM 3: To change the Fund's diversification status from diversified to non-diversified.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 2,616,939

    AGAINST                                       484,685

    ABSTAIN                                       313,908

    BROKER NON-VOTES                              451,287

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE GROWTH
TRUST AND SHAREHOLDERS OF EATON VANCE
GREATER CHINA GROWTH FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater China Growth Fund (one of the series constituting Eaton Vance Growth Trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Greater China Growth Fund series of Eaton Vance Growth Trust at August 31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 10, 2003

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

CHINA -- 26.1%

SECURITY                                  SHARES           VALUE
Auto Manufacturer -- 3.2%
----------------------------------------------------------------------
Denway Motors, Ltd.                           4,066,000    $ 2,293,862
A car manufacturer.
----------------------------------------------------------------------
                                                           $ 2,293,862
----------------------------------------------------------------------
Banks -- 1.0%
----------------------------------------------------------------------
CITIC International Financial Holdings,
Ltd.                                          2,195,000    $   689,521
Mid cap Hong Kong bank with a strong
China connection.
----------------------------------------------------------------------
                                                           $   689,521
----------------------------------------------------------------------
Cosmetics & Toiletries -- 0.5%
----------------------------------------------------------------------
Natural Beauty Bio-Technology, Ltd.           5,640,000    $   397,731
The company researches, develops,
manufactures and sells beauty,
aromatherapeutic and skin care branded
products, distributed through a sales
network in Greater China. It also
provides skin treatments and SPA
services through its beauty centres.
----------------------------------------------------------------------
                                                           $   397,731
----------------------------------------------------------------------
Electric - Generation -- 2.4%
----------------------------------------------------------------------
Huaneng Power International, Inc.             1,240,000    $ 1,701,189
Largest independant power generation
company in China.
----------------------------------------------------------------------
                                                           $ 1,701,189
----------------------------------------------------------------------
Foods -- 1.2%
----------------------------------------------------------------------
Global Bio-chem Technology Group Co.,
Ltd.                                          2,498,800    $   849,033
The company manufactures corn refined
and corn based biochemical products in
China and researches and develops corn
based biochemical products.
----------------------------------------------------------------------
                                                           $   849,033
----------------------------------------------------------------------
Insurance -- 1.2%
----------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                     1,534,000    $   840,831
Underwriting and broking of reinsurance
business; underwriting of life and
general insurance business in China.
----------------------------------------------------------------------
                                                           $   840,831
----------------------------------------------------------------------

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Manufacturing -- 0.8%
----------------------------------------------------------------------
Shanghai Industrial Holdings, Ltd.              360,000    $   600,058
Diversified conglomerate with over 90%
of its businesses in Shanghai.
----------------------------------------------------------------------
                                                           $   600,058
----------------------------------------------------------------------
Metals - Aluminum -- 1.7%
----------------------------------------------------------------------
Aluminum Corp. of China, Ltd.                 3,930,000    $ 1,196,750
Producer and distributor of alumina and
primary aluminum.
----------------------------------------------------------------------
                                                           $ 1,196,750
----------------------------------------------------------------------
Mining -- 2.5%
----------------------------------------------------------------------
Yanzhou Coal Mining Co., Ltd.                 2,976,000    $ 1,774,324
Underground mining of prime quality coal
from its mines in Shangdong Province.
----------------------------------------------------------------------
                                                           $ 1,774,324
----------------------------------------------------------------------
Oil - Field Services -- 1.3%
----------------------------------------------------------------------
China Oilfield Services, Ltd.                 3,268,000    $   900,881
China's offshore oilfield services
provider.
----------------------------------------------------------------------
                                                           $   900,881
----------------------------------------------------------------------
Oil Companies - Exploration & Production -- 3.1%
----------------------------------------------------------------------
CNOOC, Ltd.                                   1,200,000    $ 2,246,370
The company's business is exploration,
development and production of crude oil
and natural gas in offshore China.
----------------------------------------------------------------------
                                                           $ 2,246,370
----------------------------------------------------------------------
Oil Companies - Integrated -- 2.7%
----------------------------------------------------------------------
PetroChina Co., Ltd.                          5,496,000    $ 1,920,262
An integrated oil company.
----------------------------------------------------------------------
                                                           $ 1,920,262
----------------------------------------------------------------------
Telecommunication Services -- 3.5%
----------------------------------------------------------------------
China Telecom Corp., Ltd.                     9,124,000    $ 2,515,191
Dominant fixed line provider in
Shanghai, Jiangsu, Guangdong and
Zhejiang Province.
----------------------------------------------------------------------
                                                           $ 2,515,191
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Transportation -- 1.0%
----------------------------------------------------------------------
Zhejiang Expressway Co., Ltd.                 1,516,000    $   738,635
Toll road operator in Zhejiang Province.
----------------------------------------------------------------------
                                                           $   738,635
----------------------------------------------------------------------
Total China
   (identified cost $13,128,830)                           $18,664,638
----------------------------------------------------------------------

HONG KONG -- 40.4%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Apparel and Accessories -- 2.3%
----------------------------------------------------------------------
Lee & Man Handbag International, Ltd.         4,278,000    $   817,286
Largest handbag manufacturer in the PRC.
Yue Yuen Industrial Holdings, Ltd.              288,000        860,390
World's largest athletic and casual
footwear manufacturer.
----------------------------------------------------------------------
                                                           $ 1,677,676
----------------------------------------------------------------------
Appliances -- 1.0%
----------------------------------------------------------------------
Allan International Holdings, Ltd.            4,098,000    $   735,609
Designs, manufactures and sells a wide
range of household electrical
appliances, personal care products and
toys.
----------------------------------------------------------------------
                                                           $   735,609
----------------------------------------------------------------------
Applications Software -- 0.8%
----------------------------------------------------------------------
Kingdee International Software Group
Co., Ltd.                                     1,974,000    $   582,133
Chinese software company in the process
of evolving from an accounting software
developer to a vendor of ERP (Enterprise
Resource Planning) systems.
----------------------------------------------------------------------
                                                           $   582,133
----------------------------------------------------------------------
Banks -- 0.4%
----------------------------------------------------------------------
Wing Lung Bank, Ltd.                             60,700    $   309,755
Mid cap Hong Kong bank.
----------------------------------------------------------------------
                                                           $   309,755
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Distribution / Wholesale -- 2.2%
----------------------------------------------------------------------
Espirit Holdings, Ltd.                          213,500    $   531,064
The company engages in design,
licensing, sourcing, manufacturing,
wholesale and retail distribution of
high quality apparel and related
products under the ESPRIT brand name,
and Red Earth cosmetics, skin and
general body care products.
Linmark Group, Ltd.                           2,850,000      1,050,582
The company engages in sourcing business
and the business of provision of supply
chain management solutions to retail
chain operators, brands, wholesalers,
mail order houses and department stores
in various countries.
----------------------------------------------------------------------
                                                           $ 1,581,646
----------------------------------------------------------------------
Diversified Financial Services -- 2.4%
----------------------------------------------------------------------
Guoco Group, Ltd.                               263,000    $ 1,719,781
The company engages in finance,
insurance, stockbroking, property
development and merchant banking.
----------------------------------------------------------------------
                                                           $ 1,719,781
----------------------------------------------------------------------
Diversified Operations -- 10.0%
----------------------------------------------------------------------
Hutchison Whampoa, Ltd.                         283,000    $ 2,086,419
Conglomerate with main business
interests in ports, telecoms and energy.
Jardine Matheson Holdings, Ltd.                 221,200      1,542,870
A multinational conglomerate engages in
financial services, investment
properties, supermarkets, hotels,
engineering and insurance.
Shun Tak Holdings, Ltd.                       3,206,000      1,109,876
A conglomerate engaged in shipping,
property and hospitality with a focus on
Macau.
Swire Pacific, Ltd. - Class A                   371,000      2,083,508
Hong Kong conglomerate with interests in
property, aviation, beverages and marine
services.
Swire Pacific, Ltd. - Class B                   417,500        358,656
Hong Kong conglomerate with interests in
property, aviation, beverages and marine
services.
----------------------------------------------------------------------
                                                           $ 7,181,329
----------------------------------------------------------------------
Electric - Integrated -- 6.4%
----------------------------------------------------------------------
CLP Holdings, Ltd.                              605,000    $ 2,668,462
The company engages in electricity
generation & supply, power projects in
the PRC and other Asian countries, and
also property development.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electric - Integrated (continued)
----------------------------------------------------------------------
Hongkong Electric Holdings, Ltd.                487,000    $ 1,923,211
Electricity generator in Hong Kong.
----------------------------------------------------------------------
                                                           $ 4,591,673
----------------------------------------------------------------------
Electric Products -- 2.3%
----------------------------------------------------------------------
Fujikon Industrial Holdings, Ltd.             4,096,000    $   772,013
Manufacturer of audio, multimedia and
communication products.
Techtronic Industries Co., Ltd.                 400,000        897,522
Manufacturer of power tools and floor
care products.
----------------------------------------------------------------------
                                                           $ 1,669,535
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 0.8%
----------------------------------------------------------------------
The Grande Holdings, Ltd.                       480,000    $   578,517
Owner of Akai, Sansui and Nakamichi
brands with a high end EMS business
focusing on consumer electronics.
----------------------------------------------------------------------
                                                           $   578,517
----------------------------------------------------------------------
Hotels and Motels -- 1.0%
----------------------------------------------------------------------
Shangri-La Asia, Ltd.                           878,000    $   731,737
Hotel group with a focus on China.
----------------------------------------------------------------------
                                                           $   731,737
----------------------------------------------------------------------
Machinery - General Industrial -- 0.1%
----------------------------------------------------------------------
Chen Hsong Holdings, Ltd.                       208,000    $   104,010
Manufacturer of plastic injection
molding machines.
----------------------------------------------------------------------
                                                           $   104,010
----------------------------------------------------------------------
Medical Products -- 1.3%
----------------------------------------------------------------------
Sun Hing Vision Group Holdings, Ltd.          2,178,000    $   914,569
The company designs, manufactures and
sells optical products.
----------------------------------------------------------------------
                                                           $   914,569
----------------------------------------------------------------------
Metals - Industrial -- 1.1%
----------------------------------------------------------------------
Asia Aluminum Holdings, Ltd.                  4,864,000    $   798,272
The company manufactures and sells
aluminum and stainless steel products.
----------------------------------------------------------------------
                                                           $   798,272
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Oil Refining & Marketing -- 3.1%
----------------------------------------------------------------------
Hong Kong and China Gas Co., Ltd.             1,648,000    $ 2,218,675
Distributor of gas and gas appliances in
Hong Kong with a growing business in
China.
----------------------------------------------------------------------
                                                           $ 2,218,675
----------------------------------------------------------------------
Real Estate Operating / Development -- 1.8%
----------------------------------------------------------------------
Hopewell Holdings, Ltd.                       1,127,000    $ 1,278,834
Involved in infrastructure and property
investment and development.
----------------------------------------------------------------------
                                                           $ 1,278,834
----------------------------------------------------------------------
Textiles -- 3.4%
----------------------------------------------------------------------
Fountain Set Holdings, Ltd.                   2,296,000    $ 1,957,675
The company engages in production &
sales of finished knitted fabrics,
sewing threads & dyed yarns; provision
of knitting, dyeing, printing & fabric
finishing services; trading of raw yarns
and sale of garments.
Victory City International Holdings,
Ltd.                                          1,132,000        486,226
Manufacturer of knitted fabrics and
garment trader.
----------------------------------------------------------------------
                                                           $ 2,443,901
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $22,834,073)                           $29,117,652
----------------------------------------------------------------------

MALAYSIA -- 0.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computers - Peripheral Equipment -- 0.9%
----------------------------------------------------------------------
Megan Media Holdings Berhad                     849,000    $   670,263
Malaysia's leading producer of data
storage products.
----------------------------------------------------------------------
                                                           $   670,263
----------------------------------------------------------------------
Total Malaysia
   (identified cost $629,643)                              $   670,263
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SOUTH KOREA -- 1.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Broadcasting Equipment -- 1.0%
----------------------------------------------------------------------
Humax Co., Ltd.                                  50,800    $   692,039
Set top box manufacturer.
----------------------------------------------------------------------
                                                           $   692,039
----------------------------------------------------------------------
Total South Korea
   (identified cost $851,970)                              $   692,039
----------------------------------------------------------------------

SINGAPORE -- 1.5%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Diversified Operations -- 0.9%
----------------------------------------------------------------------
Noble Group, Ltd.                               547,000    $   661,404
Diversified commodites trading company
with a global sourcing network.
----------------------------------------------------------------------
                                                           $   661,404
----------------------------------------------------------------------
Hotels and Motels -- 0.6%
----------------------------------------------------------------------
Mandarin Oriental International, Ltd.(1)        800,000    $   400,000
Global hotel group.
----------------------------------------------------------------------
                                                           $   400,000
----------------------------------------------------------------------
Total Singapore
   (identified cost $949,479)                              $ 1,061,404
----------------------------------------------------------------------

TAIWAN -- 26.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Apparel -- 1.2%
----------------------------------------------------------------------
Tainan Enterprises Co., Ltd.                    587,000    $   840,293
Garment manufacturer with production
sites around Asia.
----------------------------------------------------------------------
                                                           $   840,293
----------------------------------------------------------------------
Auto Manufacturer -- 1.1%
----------------------------------------------------------------------
China Motor Co., Ltd.                           441,000    $   776,181
Car manufacturer.
----------------------------------------------------------------------
                                                           $   776,181
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Auto Parts and Equipment -- 0.9%
----------------------------------------------------------------------
TYC Brother Industrial Co.                      458,000    $   678,469
Major auto lamp manufacturer with over
60% share in the US aftermarket.
----------------------------------------------------------------------
                                                           $   678,469
----------------------------------------------------------------------
Banks -- 4.3%
----------------------------------------------------------------------
Chinatrust Financial Holding Co., Ltd.        3,099,120    $ 2,527,296
The company provides a variety of
banking and financial services.
E. Sun Financial Holding Co., Ltd.(1)         1,068,000        529,457
The company provides commercial and
banking services as well as brokerage
and dealer services for short-term debt
instruments.
----------------------------------------------------------------------
                                                           $ 3,056,753
----------------------------------------------------------------------
Building Materials -- 1.8%
----------------------------------------------------------------------
Basso Industry Corp.                            620,000    $ 1,282,194
The company manufactures, assembles and
markets pneumatic nailers and staplers.
----------------------------------------------------------------------
                                                           $ 1,282,194
----------------------------------------------------------------------
Chemicals -- 0.7%
----------------------------------------------------------------------
Oriental Union Chemical Corp.                   450,720    $   486,550
Pure MEG play benefiting from the tight
supply outlook for the product.
----------------------------------------------------------------------
                                                           $   486,550
----------------------------------------------------------------------
Chemicals - Plastics -- 2.1%
----------------------------------------------------------------------
Formosa Plastics Corp.                        1,025,020    $ 1,518,437
Number two global PVC producer.
----------------------------------------------------------------------
                                                           $ 1,518,437
----------------------------------------------------------------------
Diversified Financial Services -- 2.1%
----------------------------------------------------------------------
SinoPac Holdings Co.                          3,819,230    $ 1,518,057
The company provides commercial banking
and securities brokerage services.
----------------------------------------------------------------------
                                                           $ 1,518,057
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Engineering and Construction -- 0.8%
----------------------------------------------------------------------
Continental Engineering Corp.                 1,549,000    $   570,254
Major contractor in Taiwan specialising
in civil engineering projects.
----------------------------------------------------------------------
                                                           $   570,254
----------------------------------------------------------------------
Household Furnishing & Appliances -- 1.0%
----------------------------------------------------------------------
Nien Made Enterprise Co., Ltd.                  404,176    $   699,513
Manufacturer of window blinds.
----------------------------------------------------------------------
                                                           $   699,513
----------------------------------------------------------------------
Medical Products -- 1.6%
----------------------------------------------------------------------
Pihsiang Machinery Mfg. Co., Ltd.               364,000    $ 1,185,216
Manufacturer of medical-grade
power-operated vehicles, i.e. electric
scooters and power wheelchairs.
----------------------------------------------------------------------
                                                           $ 1,185,216
----------------------------------------------------------------------
Oil Refining & Marketing -- 1.1%
----------------------------------------------------------------------
National Petroleum Co., Ltd.                  1,009,000    $   787,310
Taiwan's largest private gas station
operator.
----------------------------------------------------------------------
                                                           $   787,310
----------------------------------------------------------------------
Power Converters / Power Supply Equipment -- 0.9%
----------------------------------------------------------------------
Delta Electronics, Inc.                         466,200    $   615,400
Manufacturer of power supplies and video
display products.
----------------------------------------------------------------------
                                                           $   615,400
----------------------------------------------------------------------
Retail - Food -- 0.1%
----------------------------------------------------------------------
Taiwan FamilyMart Co., Ltd.                      78,840    $    91,120
Taiwan's second largest convenience
store operator.
----------------------------------------------------------------------
                                                           $    91,120
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 6.5%
----------------------------------------------------------------------
Acer, Inc.                                      575,258    $   852,172
Globally competitive PC brand with good
growth opportunities focused on
disposing of non core businesses and
improving returns.
Taiwan Semiconductor Manufacturing
Co.(1)                                        1,957,950      3,848,127
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties.
----------------------------------------------------------------------
                                                           $ 4,700,299
----------------------------------------------------------------------
Total Taiwan
   (identified cost $17,584,727)                           $18,806,046
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $55,978,722)                           $69,012,042
----------------------------------------------------------------------
Total Investments -- 96.1%
   (identified cost $55,978,722)                           $69,012,042
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.9%                     $ 2,816,749
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $71,828,791
----------------------------------------------------------------------

 Company descriptions are unaudited.
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

TOP TEN HOLDINGS

                                                                            PERCENTAGE
  COMPANY                         INDUSTRY SECTOR                           OF NET ASSETS  VALUE
  ---------------------------------------------------------------------------------------------------
  Taiwan Semiconductor            Semiconductor Components / Integrated
    Manufacturing Co.               Circuits                                        5.4%   $3,848,127
  CLP Holdings, Ltd.              Electric - Integrated                             3.7     2,668,462
  Chinatrust Financial Holding    Banks
    Co., Ltd.                                                                       3.5     2,527,296
  China Telecom Corp., Ltd.       Telecommunication Services                        3.5     2,515,191
  Denway Motors, Ltd.             Auto Manufacturer                                 3.2     2,293,862
  CNOOC, Ltd.                     Oil Companies - Exploration & Production          3.1     2,246,370
  Hong Kong and China Gas         Oil Refining & Marketing
    Co., Ltd.                                                                       3.1     2,218,675
  Hutchison Whampoa, Ltd.         Diversified Operations                            2.9     2,086,419
  Swire Pacific, Ltd. - Class A   Diversified Operations                            2.9     2,083,508
  Fountain Set Holdings, Ltd.     Textiles                                          2.7     1,957,675

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Diversified Operations                           10.9%   $7,842,733
Semiconductor Components / Integrated             6.5
  Circuits                                                4,700,299
Electric - Integrated                             6.4     4,591,673
Banks                                             5.7     4,056,029
Diversified Financial Services                    4.5     3,237,838
Auto Manufacturer                                 4.3     3,070,043
Oil Refining & Marketing                          4.2     3,005,985
Telecommunication Services                        3.5     2,515,191
Textiles                                          3.4     2,443,901
Oil Companies - Exploration & Production          3.1     2,246,370

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $55,978,722)                           $69,012,042
Cash                                        1,964,570
Foreign currency, at value (identified
   cost, $792,802)                            793,990
Receivable for investments sold               216,479
Interest and dividends receivable             144,558
-----------------------------------------------------
TOTAL ASSETS                              $72,131,639
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   248,448
Accrued expenses                               54,400
-----------------------------------------------------
TOTAL LIABILITIES                         $   302,848
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $71,828,791
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $58,793,833
Net unrealized appreciation (computed on
   the basis of identified cost)           13,034,958
-----------------------------------------------------
TOTAL                                     $71,828,791
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $78,816)                               $ 1,833,357
Interest                                       11,176
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,844,533
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   438,951
Administration fee                            146,411
Trustees' fees and expenses                     9,440
Custodian fee                                 185,997
Legal and accounting services                  47,658
Miscellaneous                                   5,393
-----------------------------------------------------
TOTAL EXPENSES                            $   833,850
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   101,026
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   101,026
-----------------------------------------------------
NET EXPENSES                              $   732,824
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 1,111,709
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (net of
      foreign tax $21,957) (identified
      cost basis)                         $(5,193,407)
   Foreign currency transactions             (102,069)
-----------------------------------------------------
NET REALIZED LOSS                         $(5,295,476)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $17,789,326
   Foreign currency                            (4,639)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $17,784,687
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $12,489,211
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $13,600,920
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003  AUGUST 31, 2002
--------------------------------------------------------------------------
From operations --
   Net investment income                  $     1,111,709  $       620,579
   Net realized gain (loss)                    (5,295,476)       1,259,406
   Net change in unrealized
      appreciation (depreciation)              17,784,687       (1,953,854)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    13,600,920  $       (73,869)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    31,293,604  $    50,377,622
   Withdrawals                                (34,261,737)     (68,225,260)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (2,968,133) $   (17,847,638)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    10,632,787  $   (17,921,507)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    61,196,004  $    79,117,511
--------------------------------------------------------------------------
AT END OF YEAR                            $    71,828,791  $    61,196,004
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
                                    2003        2002        2001        2000         1999
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                          1.43%       1.40%       1.29%        1.25%        1.23%
   Expenses after custodian
      fee reduction                  1.25%       1.10%       1.08%        1.06%        1.05%
   Net investment income             1.90%       0.81%       0.71%        0.51%        1.08%
Portfolio Turnover                    114%        155%         35%          34%          57%
--------------------------------------------------------------------------------------------
TOTAL RETURN(1)                     24.59%      (2.72)%        --           --           --
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $71,829     $61,196     $79,118     $169,181     $168,102
--------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2003 the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.
 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2003, the adviser fee amounted to $438,951. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2003, the administrative fee amounted to $146,411. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $62,945,759 and $64,051,775, respectively, for the year ended August 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $56,426,805
    -----------------------------------------------------
    Gross unrealized appreciation             $13,376,159
    Gross unrealized depreciation                (790,922)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $12,585,237
    -----------------------------------------------------

   The unrealized appreciation on foreign currency is $1,638.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at August 31, 2003.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2003.

8 Interestholder Meeting (Unaudited)
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003. The items considered at the meeting are set forth below. Results are rounded to nearest whole number.

   ITEM 1: To elect Trustees of the Portfolio.

   The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             92%           8%
    Edward K.Y. Chen                                  92%           8%
    Donald R. Dwight                                  92%           8%
    Hon. Robert Lloyd George                          92%           8%
    James B. Hawkes                                   92%           8%
    Samuel L. Hayes, III                              87%          13%
    William H. Park                                   93%           7%
    Norton H. Reamer                                  92%           8%
    Lynn A. Stout                                     92%           8%

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

   ITEM 2: (A) To amend the Portfolio's restriction on borrowing.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 69%

    AGAINST                                     12%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (B) To eliminate the Fund's restriction on pledging assets.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     13%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (C) To amend the Portfolio's restriction relating to purchases on margin.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 67%

    AGAINST                                     14%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   (D) To eliminate the Portfolio's restriction on short sales.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     13%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (E) To eliminate the Portfolio's restriction on investing in other investment companies.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 70%

    AGAINST                                     11%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (F) To eliminate the Portfolio's restriction on investing in issuers that have common trustees, officers or shareholders with the Fund.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     13%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (G) To amend the Portfolio's restriction on underwriting.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 69%

    AGAINST                                     11%

    ABSTAIN                                      8%

    BROKER NON-VOTES                            12%

   (H) To amend the Portfolio's restriction on lending.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     13%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (i) To amend the Portfolio's restriction on concentrating in any particular industry.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 71%

    AGAINST                                     10%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (J) To eliminate the Portfolio's restriction on investing for control.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 71%

    AGAINST                                     10%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (K) To amend the Portfolio's restriction on investing in real estate.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 73%

    AGAINST                                      8%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (L) To eliminate the Portfolio's restriction on investing in physical commodities.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 70%

    AGAINST                                     12%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   (M) To eliminate the Portfolio's restriction on transactions with certain affiliates.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     13%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (N) To eliminate the Portfolio's restriction on investments relating to oil, gas or other mineral leases.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 73%

    AGAINST                                      9%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (O) To approve a new investment restriction relating to investing in investment companies.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 71%

    AGAINST                                     10%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   ITEM 3: To change the Portfolio's diversification status from diversified to non-diversified.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     12%

    ABSTAIN                                      8%

    BROKER NON-VOTES                            12%

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GREATER CHINA GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Greater China Growth Portfolio as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Greater China Growth Portfolio at August 31, 2003, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 10, 2003

EATON VANCE GREATER CHINA GROWTH FUND

INVESTMENT MANAGEMENT

FUND MANAGEMENT. The Trustees of the Eaton Vance Growth Trust (the Trust) and Greater China Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Messrs. Chen, Kerr, Lloyd George and Ms. Chan is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company LLC, "LGM" refers to Lloyd George Management (B.V.I.) Limited, and "Lloyd George" refers to Lloyd George Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              193                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2003      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes       Trustee of the      Trustee of the    Chairman, President and          193              Director of EVC
 11/9/41             Trust; Trustee and  Trust since 1989;   Chief Executive Officer
                     Vice President of    Trustee and Vice   of BMR, EVC, EVM and
                       the Portfolio      President of the   EV; Director of EV;
                                          Portfolio since    Vice President and
                                                1992         Director of EVD.
                                                             Trustee and/or officer
                                                             of 193 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV which
                                                             are affiliates of the
                                                             Trust and the
                                                             Portfolio.

 Hon. Robert Lloyd      Trustee and          Since 1992      Chief Executive Officer           5               Chairman of LGM
 George(2)            President of the                       of LGM and Lloyd
 8/13/52                 Portfolio                           George. Mr. Lloyd
                                                             George is an interested
                                                             person because of his
                                                             positions with LGM and
                                                             Lloyd George, which are
                                                             affiliates of the
                                                             Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Edward K.Y.             Trustee of          Since 1992      President of Lingnan              5              Director of First
 Chen(2)               the Portfolio                         University in Hong Kong                        Pacific Company, Asia
 1/14/45                                                                                                          Satellite
                                                                                                              Telecommunications
                                                                                                            Holdings Ltd. and Wharf
                                                                                                               Holdings Limited
                                                                                                             (property management
                                                                                                             and communications)

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  193           Director of Tiffany &
 III                                     Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 1992      Harvard University                               (telecommunication
                                                             Graduate School of                               services company)
                                                             Business Administration.

EATON VANCE GREATER CHINA GROWTH FUND

INVESTMENT MANAGEMENT CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 William H. Park          Trustee            Since 2003      President and Chief              190                   None
 9/19/47                                                     Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial Officer,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) (1982-2001).

 Ronald A. Pearlman       Trustee            Since 2003      Professor of Law,                190                   None
 7/10/40                                                     Georgetown University
                                                             Law Center (since
                                                             1999). Tax Partner,
                                                             Covington & Burling,
                                                             Washington, DC (1991-2000).

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               193                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1996      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                193                   None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2003      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the     Since 2002(3)     Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC, Belport
                                                             Capital Fund LLC, and Belrose
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 53
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Pamela Chan(2)      Vice President of       Since 2002      Director of Lloyd George.
 2/7/57                the Portfolio                         Officer of 1 registered
                                                             investment company managed by
                                                             EVM or BMR.

 Gregory L. Coleman  Vice President of       Since 2001      Partner of Atlanta Capital.
 10/28/49                the Trust                           Officer of 10 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 William Walter      Vice President of       Since 1992      Director, Finance Director and
 Raleigh Kerr(2)       the Portfolio                         Chief Operating Officer of
 8/17/50                                                     Lloyd George. Director of LGM.
                                                             Officer of 4 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 James A. Womack     Vice President of       Since 2001      Vice President of Atlanta
 11/20/68                the Trust                           Capital. Officer of 10
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 193 registered investment
                                                             companies managed by EVM or
                                                             BMR.

EATON VANCE GREATER CHINA GROWTH FUND

INVESTMENT MANAGEMENT CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William J. Austin,     Treasurer of       Since 2002(3)     Assistant Vice President of
 Jr.                   the Portfolio                         EVM and BMR. Officer of 58
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 115 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) The business address for Ms. Chan and Messrs. Kerr and Lloyd George is 3808 One Exchange Square, Central, Hong Kong. The business address for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.
 (3) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1992.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

          SPONSOR AND MANAGER OF EATON VANCE GREATER CHINA GROWTH FUND
               AND ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                    ADVISER OF GREATER CHINA GROWTH PORTFOLIO
              LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
                            3808 ONE EXCHANGE SQUARE
                               CENTRAL, HONG KONG

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                      EATON VANCE GREATER CHINA GROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

406-10/03                                                                  CGSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation

("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust (On behalf of Eaton Vance Greater China Growth Fund.)


By:      /s/ Thomas E. Faust, Jr.
         ------------------------
         Thomas E. Faust, Jr.
         President


Date:    October 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James L. O'Connor
         ---------------------
         James L' O'Connor
         Treasurer


Date:    October 16, 2003


By:      /s/ Thomas E. Faust, Jr.
         ------------------------
         Thomas E. Faust, Jr.
         President


Date:    October 16, 2003